Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Compensation Awarded to Key Management	Compensation awarded to key management include the following:
	Years ended September 30,
	2024	2023	2022
	$	$	$
Salaries and short-term employee benefits	2,305,749	1,883,078	2,050,590
Stock-based compensation	5,939,192	850,271	1,134,006
	8,244,941	2,733,349	3,184,596

Schedule of Transactions with Related Parties	Transactions with related parties
	Years ended September 30,
Entity with significant influence over the Company	2024	2023	2022
	$	$	$
Consolidated statement of loss
Interest on convertible loans	3,023,652	—	—
Loss on exercise of conversion option	366,957	—	—
Gain on revaluation of convertible loans	—	—	(704,912)